Changes in the Standardised Measure (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Extractive Industries [Abstract]
Standardised measure at the beginning of the year	$ 10,240	$ 8,242	$ 8,987
Revisions:
Prices, net of production costs	3,821	5,540	(96)
Changes in future development costs	(228)	(358)	275
Revisions of reserves quantity estimates	1,268	(166)	2,961
Accretion of discount	1,178	1,016	1,147
Changes in production timing and other	(618)	946	(1,611)
Revisions	15,661	15,220	11,663
Sales of oil and gas, net of production costs	(5,029)	(5,091)	(4,301)
Acquisitions of reserves-in-place	0	0	0
Sales of reserves-in-place	(1,489)	(26)	(15)
Previously estimated development costs incurred	545	1,068	718
Extensions, discoveries, and improved recoveries, net of future costs	(33)	502	(401)
Changes in future income taxes	(503)	(1,433)	578
Standardised measure at the end of the year	$ 9,152	$ 10,240	$ 8,242